Subsidiaries and non-controlling interests	12 Months Ended
Dec. 31, 2025
Subsidiaries And Non-Controlling Interests [Abstract]
Subsidiaries and non-controlling interests	Subsidiaries and non-controlling interests
Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2025	2024
		%	%
Grab Holdings Inc.	Cayman	100	100
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100
A6 Holding Inc.	Cayman	100	100
Non-controlling interest
During 2025, the Group acquired additional holdings in subsidiaries offering mobility services and a mass-premium supermarket chain business.

(in $ millions)	$
Carrying amount of non-controlling interests acquired	32
Derecognition of preference shares held by non-controlling interests	5
Consideration paid to non-controlling interests	(130)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	(93)
There is no subsidiary that has a material non-controlling interest to the Group for the year ended December 31, 2025 and 2024.